Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2023
Expense By Nature [Abstract]
Summary of Expenses by Nature

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Clinical trials related expenses	282,740	138,765
Employee benefit expenses (Note 6)	79,850	63,215
Professional service fees	25,267	22,428
Insurance	8,698	6,577
Depreciation and amortization	3,258	3,508
R&D materials and consumable supplies	4,739	2,081
Office expenses	4,590	2,776
Others	3,463	2,155
	412,605	241,505